Options and Other Equity-Based Awards (Tables)	12 Months Ended
Dec. 31, 2013
Restricted Stock Activities

Restricted stock activities for the year ended December 31, 2013 were as follows:

Sabre Corporation Restricted Stock	Quantity	Weighted-Average Fair Value Per Award
Restricted stock, beginning of year	236,127	$8.47
Granted	—	—
Vested	(118,063)	8.47

Restricted stock, end of year	118,064	$8.47

Performance Shares [Member]
Weighted Average Assumptions Used to estimate Fair Value of Stock Options Granted

The fair value of the performance-based stock options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

Year Ended December 31, 2008
Exercise price	$5.00
Average risk-free interest rate	4.15%
Expected life (in years)	6.85
Implied volatility	36.40%
Weighted-average fair value	$1.81

Share-based Payments Activities

Performance-based share activities for the year ended December 31, 2013 were as follows:

Sovereign MEIP Performance-based Stock Options	Options	Weighted-Average Exercise Price
Outstanding and Nonvested at December 31, 2012	776,037	$5.00
Granted	—	—
Cancelled	—	—

Outstanding and Nonvested at December 31, 2013	776,037	$5.00

Time Based Option [Member]
Weighted Average Assumptions Used to estimate Fair Value of Stock Options Granted

The fair value of the stock options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

Year Ended December 31, 2013
Sovereign 2012 MEIP
Exercise price	$11.91
Average risk-free interest rate	1.53%
Expected life (in years)	6.11
Implied volatility	30.75%
Weighted-average estimated fair value	$3.89

	Year Ended December 31, 2012
	Sovereign 2012 MEIP	TVL.com SOA	Tandem SARs(1)	Sovereign MEIP
Exercise price	$9.96	$0.12	$1.45	$8.41
Average risk-free interest rate	0.93%	1.53%	1.02%	1.41%
Expected life (in years)	6.44	6.44	6.11	6.44
Implied volatility	31.42%	45.00%	45.02%	35.45%
Weighted-average estimated fair value	$3.29	$0.04	$0.64	$3.17

	Year Ended December 31, 2011
	TVL.com SOA	Tandem SARs(1)	Sovereign MEIP
Exercise price	$0.16	$1.74	$8.59
Average risk-free interest rate	2.07%	2.57%	1.88%
Expected life (in years)	6.44	6.44	6.44
Implied volatility	42.82%	42.50%	35.90%
Weighted-average estimated fair value	$0.06	$0.61	$3.36

Share-based Payments Activities

Time-based share activities for the year ended December 31, 2013 were as follows:

	Sovereign MEIP Stock Options			Sovereign 2012 MEIP Stock Options
		Weighted-Average			Weighted-Average
	Quantity	Exercise Price	Remaining Contractual Term (years)	Quantity	Exercise Price	Remaining Contractual Term (years)
Outstanding at December 31, 2012	17,235,250	$4.84	5.68	1,505,225	$9.96	8.92
Granted	—	—	—	2,910,621	11.91	—
Exercised	(596,285)	4.92	—	—	—	—
Cancelled	(987,896)	5.14	—	(153,500)	10.18	—
Outstanding at December 31, 2013	15,651,069	4.81	4.66	4,262,346	11.29	8.18

Vested and exercisable at December 31, 2013	14,170,926	$4.59	4.63	485,546	$10.98	9.14

	TVL.com SOA Time-based Stock Options			Travelocity Equity 2012 Tandem SARs
		Weighted-Average			Weighted-Average
	Quantity	Exercise Price	Remaining Contractual Term (years)	Quantity	Exercise Price	Remaining Contractual Term (years)
Outstanding at December 31, 2012	1,960,231	$0.43	7.59	21,607,122	$1.45	7.38
Cancelled	(475,701)	0.48	—	(3,487,238)	1.45	—

Outstanding at December 31, 2013	1,484,530	0.41	6.66	18,119,884	1.45	6.38

Vested and exercisable at December 31, 2013	1,009,904	$0.52	6.56	—	$—	—